UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             5/14/03
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 96

Form 13F Information Table Value Total:           $193,718
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Pinnacle Capital Management, LLC
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                                                              FORM 13F-HR
                                                         QTR Ending 3/31/2003

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----     --------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH     SOLE       SHRD  NONE
Alliance Gaming                     COMMON    01859P609      1125       75000              x                   x
AMR Corp.                           COMMON    001765106      2625     1250000              x                   x
AMR Corp.                           calls     001765106       545      259500              x                call optns.
Adobe Systems                       OTC IS    00724F101       308       10000                      x                     x
Analog Devices Inc.                 COMMON    032654105       275       10000                      x                     x
ATI Technologies                    OTC IS    001941103       257       50000                      x                     x
AOL Time Warner                     COMMON    00184A105      2172      200000              x                   x
AKSteel Holding                     COMMON    001547108       520      160000           150000   10000         x
American Tower Systems              COMMON    029912201       276       50000              x                   x
Applied Materials Inc.              OTC IS    038222105      2516      200000              x                   x
Anadarko Petroleum                  COMMON    032511107       565      100000            85000   15000         x
Alltel Corp.                        COMMON    020039103      1119       25000              x                   x
Boise Cascade Corp.                 COMMON    097383103       219       10000                      x                     x
Baxter International                COMMON    071813109      1864      100000              x                   x
BJ Services Co.                     COMMON    055482103      2665       77500            50000   27500      57500       20000
Best Buy Company Inc.               COMMON    086516101      1539       57500            50000    7500         x
Biomarin Pharmaceuticals            OTC IS    09061G101      1759      155000              x                   x
Bristol Myers Squibb Co.            COMMON    110122108      4437      210000           200000   10000         x
Chicos Fas Inc.                     COMMON    168615102       200       10000                      x                     x
Crown Castle Corp pfd.              OTC IS    228227401      2251       82000              x                   x
Continental Airlines Inc.           COMMON    247361108       563      110000           100000   10000         x
Clear Channel Comm.                 COMMON    184502102      1696       50000              x                   x
Capital One Financial               COMMON    14040H105      6002      200000              x                   x
Cummins Engine Inc.                 COMMON    231021106      2829      115000           100000   15000     100000       15000
Delta Air Lines Inc.                COMMON    247361108      1202      135000           100000   35000     100000       35000
E I Du Pont De Nemours              COMMON    263534109      1943       50000              x                   x
Duane Reade Corp.                   COMMON    263578106       190       15000                    15000         x
Electronic Data Systems             COMMON    285661104       440       25000                      x                     x
Electronic Boutique                 OTC IS    286045109       336       20000                      x                     x
Ensco International                 COMMON    26874Q100       510       20000                      x                     x
FTI Consulting                      COMMON    302941109       231        5000                      x                     x
Ford Motor Co.                      COMMON    345370860      1880      250000              x                   x
Gart Sports Co.Inc.                 OTC IS    366630101      1431       75000              x                   x
General Electric                    COMMON    369604103       638       25000             5000   20000       5000       20000
Global Sante Fe                     COMMON    G3930E101       568       27500                      x           x
Grey Wolf Inc.                      COMMON    397888108       296       75000                      x           x
Halliburton Co.                     COMMON    406216101      5908      285000           257500   27500     265000       20000
Hanover Compressor Co.              COMMON    410768105       358       55000                      x                     x
Home Depot Inc.                     COMMON    437076102       488       20000                      x                     x
Harrahs Entertainment Inc.          COMMON    413619107      1785       50000              x                   x
Hollywood Entertainment Co.         OTC IS    436141105       800       50000              x                   x
Starwood Lodging                    COMMON    85590A203      1427       60000              x                   x
Idec Pharmaceuticals                OTC IS   4149370105      4278      125000              x                   x
Integrated Circuit Systems          OTC IS    45811K208       488       22500                      x                      x
Intercept Group Inc.                OTC IS    45845L107        82       20000                      x           x
Intel Corp                          OTC IS    458140100       326       20000                      x                      x
ITT Industries                      COMMON    450911102       668       12500                      x                      x
Janus Cpital Group                  COMMON    47102x105       114      10,000              x                   x
MBNA Corp.                          COMMON    55262L100       753       50000              x                   x
Knight Ridder Inc.                  COMMON    499040103      5850      100000              x                   x
Lamar Advertising Co Cl. A          OTC IS    512815101       293       10000                      x                      x
Lear Corp.                          COMMON    521865105       707       20000                      x                      x
Liberty Media Corp.                 COMMON    530718105      2676      275000              x                   x
Lockheed Martin Corp.               COMMON    539830109      3566       75000              x                   x
McKesson HBOCInc.                   COMMON    58155Q103      2650      106300              x                   x
McDonalds Corp.                     COMMON    580135101      1085       75000              x                   x
Magna Entertainment Corp.           OTC IS    594918104       431      100000              x                   x
MGM UA Enterainment                 COMMON    591610100      3150      300000              x                   x
Micron Technology Inc.              COMMON    595112103      4070      500000           450000   50000     450000       50000
Macrovision Corp.                   OTC IS    555904101       600       50000              x                   x
Micrsoft Corp.                      OTC IS    594918104       242       10000                      x                      x
Netsreen Technologies Inc.          OTC IS    64117V107       168       10000                      x                      x
Nemont Mining Corp.                 COMMON    651639106       262       10000                      x                      x
Northrop Corp.                      COMMON    666807102      6435       75000              x                   x
Nokia Corp. ADR                     COMMON    654902204      2802      200000              x                   x
Northwest Airlines Corp. CL A       OTC IS    667280101      1380      200000              x                   x
Novellus Systems                    OTC IS    670008101      1364       50000              x                   x
Oxford Helath Plans                 COMMON    691471106      1518       50000              x                   x
OM Group                            COMMON    717081103       919      105000           100000    5000         x
Orbital Sciences                    COMMON    74005P104       414       80000              x                   x
Overture Services                   OTC IS    69039R100       759       50000              x                   x
Oracle Systems Corp.                OTC IS    68389X105      2170      200000              x                   x
Possis Medical Inc.                 OTC IS    737407106       162       10000                      x                      x
Prudential Financial Inc.           COMMON    744320102      4388      150000              x                   x
Pride International                 COMMON    74153Q102       337       25000              x                   x
Sears Roebuck & Co.                 COMMON    812387108      3985      165000           140000   25000     140000       25000
Sangstat Medical                    OTC IS    801003104       118       12000                      x           x
Schering Plough Corp.               COMMON    806605101      1783      100000              x                   x
Schlumberger Ltd                    COMMON    806857108      3892      102400              x                   x
Smurfit-Stone Container Corp.       OTC IS    832727101       133       10000                      x                      x
Superior Energy Services            COMMON    868157108       280       32700                      x           x
S&P depository reciepts             COMMON    78462F103     45760      540000           450000   90000                    x
XLF_Sector SPDRTR-Financials        COMMON    81369Y605       311       15000                    15000                    x
ATT Corp                            COMMON    001957505      2916      180000           175000    5000         x
Taiwan Semiconductor Mfg.           COMMON    874039100      2736      400000              x                   x
Talk Visual Corp.                   OTC IS    874266109         2      200000                      x           x
Target Corp.                        COMMON    87612E106      6276      214500           204500   10000     204500       10000
Tidewater Inc.                      COMMON    886423102       431       15000                      x           x
Tripath Technology Inc.             OTC IS    89672P104       108      491200              x                   x
United Online                       OTC IS    911268100        86        5000                      x                      x
Varian Inc.                         COMMON    922206107        72        2500                      x                      x
Valero Energy Corp.                 COMMON    91913Y100      4229      102200              x                   x
Veritas Software Inc.               OTC IS    923436109       880       50000              x                   x
Waste Management Inc.               COMMON    94106L109      5295      250000              x                   x
Wet Seal Inc. Cl.A                  OTC IS    961840105       438       60000            55000    5000         x
USX US Steel Corp.                  COMMON    912909108       123       12500                      x           x
                                                           193718

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